Schedule of Movements in Allowance for Expected Credit Loss (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Contracts Receivable Net
Balance	$ 190,202	£ 150,476	£ 159,899
Reversal	(116,635)	(92,274)	(9,423)
Balance, end of year	$ 73,567	£ 58,202	£ 150,476